Cove Street Capital Small Cap Value Fund
Cove Street Capital Small Cap Value Fund
MANAGED PORTFOLIO SERIES

CSC Small Cap Value Fund

(the “Fund”)

Supplement dated September 10, 2013 to:

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated January 28, 2013

Effective immediately, the Board of Trustees (the “Board”) of Managed Portfolio Series (the “Trust”) approved the changes set forth below related to the Fund.

•
The name of the Fund is changed to Cove Street Capital Small Cap Value Fund.  Therefore, all references to the Fund in the Summary Prospectus, Prospectus and SAI are deleted and replaced with Cove Street Capital Small Cap Value Fund.

•
All sales charges on purchases are eliminated.  Therefore, all references to such charges in the Summary Prospectus, Prospectus and Statement of Additional Information are deleted.  The 2.00% redemption fee imposed on the sale of shares purchased within 60 days is not affected by this elimination of sales charges and continues to be enforced.

Thank you for your investment. If you have any questions, please call the Fund toll-free at (866) 497-0097.

This supplement should be retained with your Summary Prospectus, Prospectus and SAI for future reference.